Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment in nonaccrual loans and loans past due
Nonaccrual	$ 4,910	$ 8,361
Commercial: Commercial and other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	27	29
Commercial: Real Estate [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	898	3,292
Commercial: Land [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	2,748	2,985
Mortgage [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	1,191	1,958
Indirect Auto [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	3	5
Home Equity [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	43	53
Consumer and Other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	$ 0	$ 39